Employee Benefit Plan (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	$ 190	$ 177
Mutual Funds [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	55	44
Collective Trusts [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	5	5
Equity Index Funds [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	67	72
Bond Index Funds [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	63	56
Level 1 [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	55	44
Level 1 [Member] | Mutual Funds [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	55	44
Level 1 [Member] | Collective Trusts [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	0	0
Level 1 [Member] | Equity Index Funds [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	0	0
Level 1 [Member] | Bond Index Funds [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	0	0
Level 2 [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	135	133
Level 2 [Member] | Mutual Funds [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	0	0
Level 2 [Member] | Collective Trusts [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	5	5
Level 2 [Member] | Equity Index Funds [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	67	72
Level 2 [Member] | Bond Index Funds [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	63	56
Level 3 [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	0	0
Level 3 [Member] | Mutual Funds [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	0	0
Level 3 [Member] | Collective Trusts [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	0	0
Level 3 [Member] | Equity Index Funds [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	0	0
Level 3 [Member] | Bond Index Funds [Member]
Fair Value of Plan assets measured at Fair Value on Recurring Basis
Total Plan assets measured at fair value on a recurring basis	$ 0	$ 0